SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
34.	Subsequent eventS

On March 31, 2017, the Group entered into a sale agreement with Hanwha Q CELLS Korea Corp. to sell certain intellectual properties to Hanwha Q CELLS Korea Corp. for proceeds of EUR 16.3 million ($18.1 million).